Business combinations and investments - Components of intangible assets acquired (Details) - Bioness, Inc $ in Thousands	Mar. 30, 2021 USD ($)
Business Acquisition [Line Items]
Intangible assets	$ 87,000
Intellectual property
Business Acquisition [Line Items]
Useful Life (in years)	10 years
Intangible assets	$ 43,500
IPR&D
Business Acquisition [Line Items]
Intangible assets	$ 43,250
Customer relationships
Business Acquisition [Line Items]
Useful Life (in years)	2 years
Intangible assets	$ 250